REGIONS FUNDS
         (formerly, First Priority Funds)
Regions Treasury Money Market Fund
Regions Limited Maturity Government Fund
Regions Fixed Income Fund
Regions Balanced Fund
Regions Value Fund
Regions Growth Fund
Regions Aggressive Growth Fund

Supplement to Combined Prospectus dated January 31, 1999



At a meeting to be held on June 15, 1999, shareholders of Regions Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

                     (1)   To elect seven Trustees.

                     (2) To ratify the selection of the Trust's independent auditors.

                     (3) To make changes to the Funds' fundamental investment policies:

                    (a) To amend the Funds' fundamental investment policies regarding diversification;

                           (b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities;

                           (c) To amend the Funds' fundamental investment
policies regarding investments in real estate;

                           (d) To amend the Funds' fundamental investment
policies regarding investments in commodities;

                           (e) To amend the Funds' fundamental investment
policies regarding underwriting securities;

                           (f) To amend the Funds' fundamental investment
policies regarding lending by the Funds;

                           (g) To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry;

                           (h) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin; and

                           (i) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding pledging assets.

                     (4) To eliminate the Funds' fundamental investment policies on selling securities short.

(5) To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

                           To transact such other business as may properly come
before the meeting or any adjournment thereof.



                                                                  April 27, 1999




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Federated Investors
Federated Securities Corp., Distributor

Cusip 75913Q886 Cusip 75913Q860 Cusip 75913Q740 Cusip 75913Q100 Cusip 75913Q506
Cusip 75913Q308 Cusip 75913Q845 Cusip 75913Q878 Cusip 75913Q852 Cusip 75913Q803
Cusip 75913Q209 Cusip 75913Q605 Cusip 75913Q407

G01989-12 (4/99)